JPMorgan Mutual Fund Group

January 8, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Filing Desk

Re:	JPMorgan Mutual Fund Group (the “Trust”) on behalf of JPMorgan Short Term Bond Fund II, File Nos. 33-14196 and 811-5151

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the JPMorgan Short Term Bond Fund II does not differ from those contained in Post-Effective Amendment No. 97 (Amendment No. 136 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on December 20, 2006.

Very truly yours,

/s/Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary